UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-3120

Exact name of registrant as specified in charter:	Delaware Group Tax Free Money Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments (Unaudited)

Delaware Tax-Free Money Fund

July 31, 2007

	Principal
	Amount	Value
Municipal Bonds – 44.75%
Corporate-Backed Revenue Bonds – 2.36%
New Hampshire Business Finance Authority Water Facilities Revenue
(Pennichuck Water Works Project) Series C 5.00% 10/1/35 (AMBAC) (AMT) Mandatory Put 10/1/07	$ 500,000	$502,385
		502,385
Electric Revenue Bonds – 0.94%
Michigan South Central Power Agency Power Supply System Revenue
4.25% 11/1/07 (AMBAC)	200,000	200,176
		200,176
Escrowed to Maturity Bonds – 0.94%
Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives)
Series A 5.50% 12/1/07 (MBIA)	200,000	201,068
		201,068
Health Care Revenue Bonds – 4.72%
Illinois Financial Authority Revenue (Swedishamerican Hospital) 5.00% 11/15/07 (AMBAC)	1,000,000	1,003,335
		1,003,335
Lease Revenue Bonds – 1.88%
New Jersey Transportation Certificates Participation (Federal Transportation Administration Grants)
Series B 5.50% 9/15/07 (AMBAC)	400,000	400,792
		400,792
Local General Obligation Bonds – 4.51%
Benton, Indiana School Improvement Building (First Mortgage) 4.00% 1/15/08 (FSA)	240,000	240,230
King & Snohomish Counties, Washington School District #417 (Northshore)
5.50% 12/1/07 (FGIC)	500,000	502,850
Orleans, Louisiana Levee District Trust Receipts Series A 5.95% 11/1/07 (FSA)	215,000	216,756
		959,836
§Pre-Refunded Bonds – 2.41%
Illinois Health Facilities Authority Revenue (Highland Park Hospital) Series B
5.90% 10/1/12-07 (FGIC)	500,000	511,759
		511,759
Special Tax Revenue Bonds – 6.26%
Texas Tax & Revenue Anticipation Notes 4.50% 8/31/07	1,330,000	1,330,770
		1,330,770
State General Obligation Bonds – 7.48%
Tennessee Series C 3.00% 9/1/07	550,000	549,632
Texas College Student Loan 5.25% 8/1/07 (AMT)	400,000	400,000
Washington State Series R-A 5.50% 9/1/07	640,000	640,867
		1,590,499
Transportation Revenue Bonds – 8.54%
Harris County, Texas Toll Road Senior Lien Series B-1 5.00% 8/15/07 (FGIC)	1,000,000	1,000,426
Ohio Transportation Project Revenue Series 2006-2 4.25% 11/15/07 (AMT)	265,000	265,372
@Texas Department of Transportation Certificates 5.00% 8/15/07	550,000	550,248
		1,816,046
Water & Sewer Revenue Bonds – 4.71%
Austin, Texas Water & Wastewater System Revenue Series C 5.00% 11/15/07 (FSA)	500,000	501,834
Oklahoma Water Resources Board State Loan Program Revenue Series A 4.35% 9/1/07	500,000	500,167
		1,002,001
Total Municipal Bonds (cost $11,118,667)		9,518,667

•Variable Rate Demand Notes – 55.35%
Corporate-Backed Revenue Bonds – 14.46%
Allentown, Pennsylvania Commercial & Industrial Development Revenue (Diocese of Allentown)
3.68% 12/1/29 (LOC, Wachovia Bank, N.A.)	1,800,000	1,800,000
Butler County, Pennsylvania Industrial Development Authority Revenue (Wetterau Finance Co. Project)
3.64% 12/1/14 (LOC, Wachovia Bank, N.A.)	1,275,000	1,275,000
		3,075,000
Education Revenue Bonds – 2.35%
Connecticut Health & Educational Facilities Authority Revenue (Yale University)
Series Y-3 3.62% 7/1/35	100,000	100,000
University of Pittsburgh, Pennsylvania Commonwealth System of Higher Education (University
Capital Project) Series A 3.62% 9/15/09 (SPA, Depfa Bank)	400,000	400,000

		500,000
Electric Revenue Bonds – 4.70%
#Georgia Municipal Electric Power Authority Revenue Series K12 144A
3.67% 1/1/20 (MBIA) (SPA, Lehman Liquidity, LLC)	1,000,000	1,000,000
		1,000,000
Health Care Revenue Bonds – 16.19%
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Childrens Institute of Pittsburgh)
Series A 3.64% 6/1/35	400,000	400,000
Series B 3.64% 6/1/35	1,000,000	1,000,000
Erie County, Pennsylvania Hospital Authority Revenue (Hamot Health Foundation)
3.68% 5/15/20 (AMBAC)	200,000	200,000
Hawaii Pacific Health Special Purpose Revenue (Budget & Financing Department)
Series B-2 3.75% 7/1/33 (RADIAN) (SPA, Bank of Nova Scotia)	1,000,000	1,000,000
Northampton County, Pennsylvania Industrial Development Authority Revenue
(First Mortgage - Kirkland Village) 3.61% 11/1/30 (LOC, Fleet National Bank)	845,000	845,000
		3,445,000
Housing Revenue Bonds – 11.54%
Marietta, Georgia Housing Authority Multifamily Revenue (Wood Knoll Project)
3.62% 7/1/24 (Freddie Mac)	1,000,000	1,000,000
Phoenix, Arizona Industrial Development Authority Multifamily Housing Revenue
(Sunrise Vista Apartments) Series A 3.71% 6/1/31 (AMT) (LOC, Wells Fargo Bank, N.A.)	600,000	600,000
Pittsburgh, Pennsylvania Urban Renewal Authority Revenue (Wood Street
Commons Project) 4.125% 12/1/16 (AMT) (LOC, PNC Bank, N.A.)	855,000	855,000
		2,455,000
Transportation Revenue Bonds – 6.11%
Pennsylvania Turnpike Commission Registration Fee Revenue Series C 3.61% 7/15/41 (FSA)
(LOC, U.S. Bank, N.A.)	1,300,000	1,300,000
		1,300,000
Total Variable Rate Demand Notes (cost $10,175,000)		11,775,000

Total Value of Securities – 100.10%
(cost $21,293,667) ©		21,293,667
Liabilities Net of Receivables and Other Assets (See Notes) – (0.10%)		(21,852)
Net Assets Applicable to 21,278,827 Shares Outstanding – 100.00%		$21,271,815

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 2 in “Notes.”
•Variable rate security. The rate shown is the rate as of July 31, 2007.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2007, the aggregate amount of Rule 144A securities equaled $1,000,000, which represented 4.70% of the Fund’s net assets. See Note 2 in "Notes."
©Also the cost for federal income tax purposes.
@Illiquid security. At July 31, 2007, the aggregate amount of illiquid securities equaled $550,248, which represented 2.59% of the Portfolio’s net assets. See Note 2 in “Notes.”

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
Freddie Mac – Insured by Freddie Mac
FSA – Insured by Financial Security Assurance
LOC – Letter of Credit
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance
SPA – Stand-by Purchase Agreement

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Money Fund – Delaware Tax-Free Money Fund (Fund).

Security Valuation - Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006 the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on October 31, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

2. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

3. Change of Custodian
On July 26, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian. Prior to July 26, 2007, JPMorgan Chase served as the Fund’s custodian.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: